Environmental Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Environmental Rehabilitation Provision [Abstract]
Disclosure of environmental rehabilitation provision [Table Text Block]
	Year ended December 31,
	2022	2021
Environmental Rehabilitation Provision - beginning of period	$53,369	$51,750
Change in estimate	11,206	330
Liabilities discharged	(905)	(645)
Accretion expense	1,961	1,934
Environmental Rehabilitation Provision - end of period	65,631	53,369
Less current portion	(1,545)	(1,050)
Non-current portion	$64,086	$52,319